Notes to the Profit or Loss Statement - Schedule of Net Gains or Losses Resulted from Financial Instruments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	€ (1,771)	€ 1,202	€ (1,433)
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	(18,202)	2,063	(202)
Other financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	(8,860)	299	(978)
Shares at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	1,260	(1,160)	(127)
Financial liabilities at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Net Gains or Losses from Financial Instruments	€ 24,031	€ 0	€ (126)